Related Party Transactions - Deferred revenue and amounts due to parties (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction
Total deferred revenue	$ 6,747,077	¥ 46,971,804	¥ 133,817,091
Total amounts due to related parties	2,792,333	19,439,664	31,105,111
Funds managed by Jupai Group
Related Party Transaction
Total deferred revenue	6,747,077	46,971,804	133,817,091
Total amounts due to related parties	2,505,051	17,439,664	29,105,111
Investees of shareholder of the Company
Related Party Transaction
Total amounts due to related parties	$ 287,282	¥ 2,000,000	¥ 2,000,000